Annual Total Returns [BarChart] - LVIP BlackRock Global Real Estate Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(8.67%)
2012	24.68%
2013	3.31%
2014	13.89%
2015	(1.22%)
2016	1.18%
2017	10.87%
2018	(8.34%)
2019	24.92%
2020	(2.21%)